UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22908

Blackstone Real Estate Income Master Fund

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)

Blackstone Real Estate Income Advisors L.L.C.

Judy Turchin, Esq.

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

With copies to:

Sarah E. Cogan, Esq. Michael W. Wolitzer, Esq. Simpson Thacher & Bartlett LLP 425 Lexington Avenue New York, NY 10017	Judy Turchin, Esq. Blackstone Real Estate Income Advisors L.L.C. 345 Park Avenue New York, NY 10154

Registrant’s telephone number, including area code: (212) 583-5000

Date of fiscal year end: December 31, 2014

Date of reporting period: December 31, 2014

Item 1.	Reports to Shareholders.

The Report to Shareholders is attached hereto.

Blackstone

Blackstone Real Estate Income Master Fund

Annual Report For the Period Ended December 31, 2014

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Investors and Board of Trustees of

Blackstone Real Estate Income Master Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Blackstone Real Estate Income Master Fund (the “Fund”), as of December 31, 2014, and the related statements of operations, cash flows, changes in net assets, and the financial highlights for the period April 1, 2014 (commencement of operations) to December 31, 2014. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian, brokers and agent banks; where replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Blackstone Real Estate Income Master Fund as of December 31, 2014, the results of its operations, its cash flows, changes in its net assets, and the financial highlights for the period April 1, 2014 (commencement of operations) to December 31, 2014, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

New York, New York

February 27, 2015

Blackstone Real Estate Income Master Fund

Schedule of Investments (Unaudited)

December 31, 2014

Portfolio Composition	Percentage of Total Net Assets
Commercial Mortgage-Backed Securities	126.4%
Interest Only Commercial Mortgage-Backed Securities	1.7
Bank Loan	3.1
Common Stock	2.5
Mutual Fund-Money Market	11.9
Repurchase Agreements	15.1
Securities Sold Short	(14.7)
Other Assets and Liabilities(1)	(46.0)

Total	100.0%

(1)	Assets, other than investment in securities, net of other liabilities. See Statement of Assets and Liabilities.

See Notes to Financial Statements.

Blackstone Real Estate Income Master Fund

Schedule of Investments

December 31, 2014

	Principal Amount	Value

LONG-TERM INVESTMENTS — 133.7%
COMMERCIAL MORTGAGE-BACKED SECURITIES — 126.4%
American Homes 4 Rent, Series 2014-SFR1, Class E, 2.91%, 06/17/31 (a),(b),(c)	$3,794,144	$3,557,490
American Homes 4 Rent, Series 2014-SFR2, Class E, 6.23%, 10/17/36 (a),(c),(d)	12,573,000	12,582,060
American Homes 4 Rent, Series 2014-SFR3, Class E, 6.42%, 12/17/36 (a),(d)	12,222,000	12,402,317
American Residential Properties Trust, Series 2014-SFR1, Class E, 4.08%, 09/17/31 (a),(b),(c)	6,580,000	6,546,990
Banc of America Merrill Lynch, Series 2014-FL1, Class E, 5.66%, 12/15/31 (b),(c)	9,361,000	7,947,373
Banc of America Merrill Lynch, Series 2014-FRR5, Class A714, 0.00%, 01/27/47 (a),(d),(e)	14,843,755	10,646,058
Banc of America Merrill Lynch,
Series 2014-INLD, Class E, 3.50%, 12/15/29 (a),(b),(c),(d)	21,112,000	20,069,595
Series 2014-INLD, Class F, 2.69%, 12/15/29 (a),(b),(c),(d)	42,224,000	37,523,700
BHMS Mortgage Trust,
Series 2014-ATLS, Class BFX, 4.24%, 07/05/33 (a),(c),(d)	10,102,000	10,180,298
Series 2014-ATLS, Class EFL, 4.16%, 07/05/33 (a),(b),(d)	14,486,000	14,452,679
Series 2014-ATLS, Class EFX, 4.69%, 07/05/33 (a),(b),(c)	5,888,000	5,888,515
BHMS Mortgage Trust, Series 2014-MZ, Class M, 7.37%, 07/05/33 (a),(b),(c)	20,204,000	20,273,839
Carefree Portfolio Trust, Series 2014-CARE, Class F, 2.75%, 11/15/19 (a),(b),(c)	13,538,000	12,122,644
Carefree Portfolio Trust, Series 2014-CMZA, Class MZA, 6.14%, 11/15/19 (a),(b),(c)	24,624,000	24,616,475
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class E, 4.88%, 09/10/45 (a),(b),(d)	6,296,926	5,696,852
Citigroup Commercial Mortgage Trust, Series 2013-375 P, Class E, 3.52%, 05/10/35 (a),(b),(c),(d)	16,290,613	14,590,137
Colony American Homes, Series 2014-1A, Class E, 3.05%, 05/17/31 (a),(b),(d)	26,348,841	24,914,816
Colony American Homes, Series 2014-2A, Class E, 3.36%, 07/17/31 (a),(b),(d)	17,238,100	16,730,381
Commercial Mortgage Trust, Series 2012-CR5, Class F, 4.34%, 12/10/45 (a),(b),(c)	12,489,160	10,801,605
Commercial Mortgage Trust, Series 2013-CR11, Class D, 5.17%, 10/10/46 (a),(b),(c)	5,000,000	4,978,416
Commercial Mortgage Trust, Series 2013-CR12, Class D, 5.09%, 10/10/46 (a),(b),(c)	3,000,000	2,960,059
Commercial Mortgage Trust, Series 2013-CR8, Class E, 3.97%, 06/10/46 (a),(b),(c),(d)	10,522,000	8,460,133
Commercial Mortgage Trust, Series 2014-CR17, Class E, 4.80%, 05/10/47 (a),(b),(d)	8,387,000	7,252,002

See Notes to Financial Statements.

Blackstone Real Estate Income Master Fund

Schedule of Investments (Continued)

December 31, 2014

	Principal Amount	Value
Commercial Mortgage Trust, Series 2014-FL5, Class KH1, 3.80%, 08/15/31 (a),(b),(d)	$16,445,000	$15,169,944
Commercial Mortgage Trust, Series 2014-FL5, Class KH2, 4.65%, 08/15/31 (a),(b),(d)	10,598,000	9,734,858
Commercial Mortgage Trust, Series 2014-KYO, Class F, 3.66%, 06/11/27 (a),(b),(d)	17,450,000	17,400,107
Commercial Mortgage Trust, Series 2014-UBS3, Class D, 4.81%, 06/10/47 (a),(b),(c)	3,168,851	2,966,732
Commercial Mortgage Trust, Series 2014-UBS4, Class D, 4.84%, 08/10/47 (a),(b),(c)	2,675,000	2,456,988
Commercial Mortgage Trust, Series 2014-UBS5, Class D, 3.50%, 09/10/47 (a),(c)	2,006,000	1,661,379
Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.37%, 09/15/37 (c),(d)	13,012,000	11,903,063
Cress Ltd.,
Series 2008, Class A2, 0.78%, 12/21/42 (b)	17,617,624	17,111,117
Series 2008, Class B, 1.48%, 12/21/42 (b)	26,156,000	22,853,805
Series 2008, Class C, 1.33%, 12/21/42 (b)	7,500,000	4,303,125
Series 2008, Class D, 1.48%, 12/21/42 (b)	4,219,000	1,281,521
Series 2008, Class F 1.00%, 12/21/42 (b)	19,637,476	662,765
Series 2008, Class E, 1.73%, 12/21/42 (b)	5,156,000	792,735
Equity Mortgage Trust, Series 2014-INMZ, Class M, 4.91%, 05/08/31 (a),(b),(c)	17,500,000	17,523,333
Equity Mortgage Trust,
Series 2014-INNS, Class E, 3.61%, 05/08/31 (a),(b),(d)	30,000,000	29,975,364
Series 2014-INNS, Class F, 4.06%, 05/08/31 (a),(b),(c),(d)	24,443,000	24,226,631
GCCFC Commercial Mortgage Trust, Series 2007-GG9, Class AJ, 5.51%, 03/10/39 (b),(d)	21,230,000	18,933,551
GS Mortgage Securities Trust, Series 2012-GCJ9, Class E, 4.85%, 11/10/45 (a),(b),(d)	10,250,422	9,132,029
GS Mortgage Securities Trust, Series 2014-GSFL, Class E, 6.11%, 07/15/31 (a),(b),(c),(d)	19,516,000	19,292,390
JP Morgan Chase Commercial Mortgage Trust, Series 2013-LC11, Class E, 3.25%, 04/15/46 (a),(b),(c)	4,728,280	3,676,198
JP Morgan Chase Commercial Mortgage Trust, Series 2014-FL6, Class D, 4.41%, 11/15/31 (a),(b),(d)	8,050,000	7,738,199
JP Morgan Chase Commercial Mortgage Trust, Series 2014-INN, Class E, 3.76%, 06/15/29 (a),(b),(d)	16,535,000	16,396,839
Ladder Capital Commercial Mortgage Trust, Series 2014-909, Class E, 3.90%, 05/15/31 (a),(b),(d)	10,000,000	9,565,071
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AJ, 5.41%, 11/15/38 (c),(d)	16,707,192	14,874,597
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class G, 4.50%, 08/15/45 (a),(d)	12,300,651	10,795,183
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class F, 4.30%, 02/15/46 (a),(b),(d)	10,844,953	9,389,061

See Notes to Financial Statements.

Blackstone Real Estate Income Master Fund

Schedule of Investments (Continued)

December 31, 2014

	Principal Amount	Value
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class F, 4.08%, 07/15/46 (a),(b),(c)	$10,598,802	$8,891,572
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class E, 4.77%, 10/15/46 (a),(b),(d)	6,233,532	5,598,402
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class E, 4.90%, 04/15/47 (a),(b),(c)	4,000,000	3,565,474
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class D, 4.76%, 06/15/47 (a),(b),(d)	14,000,000	13,068,531
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class D, 4.70%, 08/15/47 (a),(b),(c)	926,000	870,201
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C9, Class E, 4.16%, 05/15/46 (a),(b),(c)	5,516,000	4,726,230
Series 2013-C9, Class F, 4.16%, 05/15/46 (b),(d)	8,644,588	7,255,663
Progress Residential Trust, Series 2014-SFR1, Class F, 4.86%, 10/17/31 (a),(b),(c)	2,633,000	2,643,605
SWAY Residential Trust, Series 2014-1, Class E, 4.46%, 01/17/20 (a),(b),(c)	2,381,000	2,395,068
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C27, Class AJ, 5.83%, 07/15/45 (b),(c),(d)	18,211,837	18,446,906
Series 2006-C27, Class B, 5.87%, 07/15/45 (b),(c)	8,015,000	6,528,618
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AJ, 5.37%, 11/15/48 (b),(d)	22,785,682	22,802,687

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $687,714,576)		691,803,976

INTEREST ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.7%
Commercial Mortgage Trust, Series 2013-LC6, Class XC, 0.79%, 01/10/46 (a),(b),(c)	92,323,222	4,693,870
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class XC, 0.85%, 04/15/47 (a),(b),(c)	28,065,772	1,682,001
JP Morgan Chase Commercial Mortgage Trust, Series 2013-C16, Class XC, 1.26%, 12/15/46 (a),(b),(c)	36,883,521	3,050,832

TOTAL INTEREST ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $9,506,016)		9,426,703

BANK LOAN — 3.1%
Four Seasons Holdings, Inc., 6.25%, 12/27/20 (b)	17,028,000	16,879,005

TOTAL BANK LOAN (COST $17,069,822)		16,879,005

See Notes to Financial Statements.

Blackstone Real Estate Income Master Fund

Schedule of Investments (Continued)

December 31, 2014

	Shares	Value

COMMON STOCK — 2.5%
REITS-Mortgage — 2.5%
Apollo Commercial Real Estate Finance, Inc. (c)	840,759	$13,746,410

TOTAL COMMON STOCK (COST $13,851,818)		13,746,410

TOTAL LONG-TERM INVESTMENTS (COST $728,142,232)		731,856,094

	Principal Amount	Value

SHORT-TERM INVESTMENTS — 27.0%
MUTUAL FUND-MONEY MARKET— 11.9%
JP Morgan Prime Money Market	$65,000,000	65,000,000

TOTAL MUTUAL FUND-MONEY MARKET (COST $65,000,000)		65,000,000

REPURCHASE AGREEMENTS — 15.1%
Bank of America Merrill Lynch:
Dated 12/11/14, with a maturity date of 03/16/15, an interest rate of (0.10)%, collateralized by USD 30,000,000 U.S. Treasury Notes 2.25%, due 11/15/24 and a market value, including accrued interest of $30,915,483.	30,917,200	30,917,200
Dated 12/11/14, with a maturity date of 03/16/15, an interest rate of (0.10)%, collateralized by USD 50,000,000 U.S. Treasury Notes 2.25%, due 11/15/24 and a market value, including accrued interest of $51,525,804.	51,528,667	51,528,667

TOTAL REPURCHASE AGREEMENTS (COST $82,445,867)		82,445,867

TOTAL SHORT-TERM INVESTMENTS (COST $147,445,867)		147,445,867

TOTAL INVESTMENTS IN SECURITIES — 160.7% (COST $875,588,099) (f)		879,301,961

SECURITIES SOLD SHORT — (14.7)%
U.S. TREASURY NOTES — (14.7)%
U.S. Treasury Notes	80,000,000	(80,559,368)

TOTAL U.S. TREASURY NOTES (PROCEEDS $80,372,829)		(80,559,368)

TOTAL SECURITIES SOLD SHORT (PROCEEDS $80,372,829)		(80,559,368)

Other Assets and Liabilities — (46.0)% (g)		(251,564,091)

Net Assets — 100.0%		$547,178,502

See Notes to Financial Statements.

Blackstone Real Estate Income Master Fund

Schedule of Investments (Continued)

December 31, 2014

Footnote Legend:

(a)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.
(b)	Variable/floating interest rate security. Rate presented is as of December 31, 2014.
(c)	All or a portion of this security is pledged as collateral for derivative financial instruments.
(d)	All or a portion of this security has been pledged as collateral in connection with reverse repurchase agreements.
(e)	Non-interest bearing bond.
(f)	The cost for federal tax purposes is $875,520,557.
(g)	Assets, other than investments in securities, net of other liabilities.

Abbreviation Legend:
REITs —	Real Estate Investment Trusts

Reverse Repurchase Agreements Outstanding at December 31, 2014

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Bank of America Merrill Lynch	1.66%	12/15/14	01/14/15	$5,056,000	$5,059,730
Bank of America Merrill Lynch	1.66%	12/12/14	01/14/15	5,537,000	5,541,851
Bank of America Merrill Lynch	1.66%	12/12/14	01/14/15	6,684,000	6,689,856
Bank of America Merrill Lynch	1.66%	12/12/14	01/14/15	5,590,000	5,594,897
Bank of America Merrill Lynch	1.66%	12/15/14	01/14/15	4,692,000	4,695,462
Bank of America Merrill Lynch	1.91%	12/15/14	01/14/15	6,346,000	6,351,387
Bank of America Merrill Lynch	1.65%	12/23/14	01/23/15	7,941,000	7,943,929
Bank of America Merrill Lynch	1.83%	11/19/14	02/19/15	7,927,000	7,943,924
Bank of America Merrill Lynch	1.83%	11/19/14	02/19/15	16,950,000	16,986,188
Bank of America Merrill Lynch	1.83%	11/19/14	02/19/15	11,252,000	11,276,023
Bank of America Merrill Lynch	1.83%	11/19/14	02/19/15	7,206,000	7,221,385
Bank of America Merrill Lynch	1.83%	11/19/14	02/19/15	2,113,000	2,117,511
Bank of America Merrill Lynch	1.83%	11/19/14	02/19/15	10,945,000	10,968,368
Bank of America Merrill Lynch	1.83%	11/19/14	02/19/15	9,597,000	9,616,514
Bank of America Merrill Lynch	1.60%	12/09/14	02/19/15	4,589,000	4,593,487
Bank of America Merrill Lynch	1.68%	11/19/14	02/19/15	8,509,000	8,525,678
Bank of America Merrill Lynch	1.83%	11/19/14	02/19/15	17,910,000	17,948,238
Bank of America Merrill Lynch	1.83%	11/19/14	02/19/15	8,388,000	8,405,908
Bank of America Merrill Lynch	1.83%	11/19/14	02/19/15	6,000,000	6,012,810
Bank of America Merrill Lynch	1.83%	11/19/14	02/19/15	10,954,000	10,977,387
Bank of America Merrill Lynch	1.83%	11/19/14	02/19/15	15,227,000	15,259,510
Bank of America Merrill Lynch	1.83%	11/26/14	02/21/15	7,944,000	7,958,134
Bank of America Merrill Lynch	1.83%	11/26/14	02/26/15	7,098,000	7,110,628
Bank of America Merrill Lynch	1.84%	12/05/14	03/05/15	11,209,000	11,223,896
Bank of America Merrill Lynch	1.75%	12/18/14	03/18/15	3,281,000	3,283,073
Bank of America Merrill Lynch	1.75%	12/18/14	03/18/15	3,135,000	3,136,981
RBC Capital Markets, LLC	1.59%	08/14/14	02/17/15	12,401,000	12,477,568
RBC Capital Markets, LLC	1.73%	11/14/14	02/17/15	13,355,000	13,385,863
RBC Capital Markets, LLC	1.74%	12/08/14	03/09/15	11,516,000	11,529,227

See Notes to Financial Statements.

Blackstone Real Estate Income Master Fund

Schedule of Investments (Continued)

December 31, 2014

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
RBC Capital Markets, LLC	1.84%	12/08/14	03/09/15	$6,892,000	$6,900,433
RBC Capital Markets, LLC	1.23%	12/19/14	03/19/15	8,380,000	8,383,768
RBC Capital Markets, LLC	1.75%	12/23/14	03/23/15	9,975,000	9,979,369
RBC Capital Markets, LLC	1.85%	12/23/14	03/23/15	14,463,000	14,469,697

Total Reverse Repurchase Agreements Outstanding				$289,062,000	$289,568,680

OTC Credit Default Swaps on Index (Sell Protection)—Outstanding at December 31, 2014

Reference Obligation	Rating	The Master Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount(1)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BB.7	BB	5.00%	01/25/47	Citibank, N.A.	7,399,410 USD	$(147,669)	$(234,934)	$87,265
CMBX.NA.BBB.7	BBB	3.00%	01/25/47	Citibank, N.A.	4,425,510 USD	(51,493)	(139,592)	88,099
CMBX.NA.BB.6	BB	5.00%	05/25/63	Citibank, N.A.	103,326,210 USD	391,490	801,643	(410,153)
CMBX.NA.BB.6	BB	5.00%	05/25/63	Goldman Sachs & Co.	30,646,000 USD	116,114	81,983	34,131
CMBX.NA.BB.7	BB	5.00%	01/25/47	Morgan Stanley & Co. LLC	5,000,000 USD	(99,784)	(9,739)	(90,045)
CMBX.NA.BB.6	BB	5.00%	05/25/63	Morgan Stanley & Co. LLC	13,073,000 USD	49,532	219,169	(169,637)

Total OTC Credit Default Swaps on Index (Sell Protection)						$258,190	$718,530	$(460,340)

(1)	The maximum potential amount the Master Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap on Index (Buy Protection)—Outstanding at December 31, 2014

Reference Obligation	Rating	The Master Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX North America
High Yield index	BB	(5.00)%	06/21/18	Citibank, N.A.	31,680,000 USD	$(2,321,801)	$(2,526,727)	$204,926

Total Centrally Cleared Credit Default Swap on Index (Buy Protection)						$(2,321,801)	$(2,526,727)	$204,926

Centrally Cleared Interest Rate Swap Outstanding at December 31, 2014

The Master Fund Pays/ Receives Floating Rate	Floating Rate	Index Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
	Three-Month
Receives	Libor	2.03%	05/20/21	Citibank, N.A.	100,000,000 USD	$(344,039)	$—	$(344,039)

Total Centrally Cleared Interest Rate Swap Outstanding						$(344,039)	$—	$(344,039)

See Notes to Financial Statements.

Blackstone Real Estate Income Master Fund

Statement of Assets and Liabilities

As of December 31, 2014

Assets:
Investment in securities, at value (cost $793,142,232)	$796,856,094
Investment in repurchase agreements (cost $82,445,867)	82,445,867
Cash	5,075,995
Restricted cash segregated with counterparties	33,975,541
Income receivable	2,555,970
Variation margin receivable on centrally cleared swaps	106,390
Swap contracts, premium paid	1,102,795
Unrealized appreciation on swap contracts	209,495
Deferred offering costs	23,736

Total assets	922,351,883

Liabilities:
Securities sold short, at value (proceeds of $80,372,829)	80,559,368
Payable for reverse repurchase agreements	289,568,680
Swap contracts, premium received	384,265
Unrealized depreciation on swap contracts	669,835
Interest payable on securities sold short	246,065
Incentive Fees payable	1,508,349
Management fees payable	1,395,070
Payable to Investment Manager	618,425
Accrued expenses	223,324

Total liabilities	375,173,381

Net Assets	$547,178,502

Components of Net Assets:
Investors’ equity	$544,250,632
Unrealized appreciation/depreciation	2,927,870

Net Assets	$547,178,502

See Notes to Financial Statements.

Blackstone Real Estate Income Master Fund

Statement of Operations

For the Period April 1, 2014 (commencement

of operations) to December 31, 2014

Investment Income:
Interest	$15,448,831
Dividends	879,557

Total investment income	16,328,388

Expenses:
Management fees	5,735,770
Incentive Fees	1,508,349
Administration fees	136,935
Custodian and accounting fees	108,617
Trustees’ fees and expenses	114,100
Transfer Agent fees	144,818
Registration fees	18,764
Professional fees	561,152
Interest on securities sold short	1,851,561
Interest expense	1,399,736
Amortization of offering costs	72,526
Amortization of prepaid insurance	266,229
Miscellaneous	29,075

Total expenses	11,947,632

Less Management fees waived by Investment Manager	1,395,070

Net expenses	10,552,562

Net investment income	5,775,826

Realized and Unrealized Gain (Loss):
Net realized gain (loss):
Investments	985,384
Securities sold short	(4,765,978)
Swap contracts	3,677,947

Net realized loss	(102,647)

Unrealized appreciation (depreciation):
Investments	3,713,862
Securities sold short	(186,539)
Swap contracts	(599,453)

Net unrealized appreciation	2,927,870

Net realized and unrealized gain	2,825,223

Net increase in net assets resulting from operations	$8,601,049

See Notes to Financial Statements.

Blackstone Real Estate Income Master Fund

Statement of Changes in Net Assets

For the Period April 1, 2014 (commencement

of operations) to December 31, 2014

Increase in Net Assets
Operations:
Net investment income	$5,775,826
Net realized loss on investments, securities sold short and swap contracts	(102,647)
Net unrealized appreciation (depreciation) from investments, securities sold short and swap contracts	2,927,870

Net increase in net assets resulting from operations	8,601,049

Capital Transactions:
Proceeds from subscriptions	542,649,840
Payments for repurchases	(4,242,387)

Net increase in net assets from capital transactions	538,407,453

Net increase in net assets	547,008,502

Net Assets:
Beginning of period	170,000

End of period	$547,178,502

See Notes to Financial Statements.

Blackstone Real Estate Income Master Fund

Statement of Cash Flow

For the Period April 1, 2014 (commencement of operations) to December 31, 2014

Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$8,601,049
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities
Net realized gain from investments	(985,384)
Net realized loss on securities sold short	4,765,978
Net unrealized appreciation of investments	(3,713,862)
Net unrealized depreciation of securities sold short	186,539
Purchases in investments in securities	(869,361,429)
Proceeds from disposition of investments in securities	142,663,968
Short-term investments, net	(147,448,967)
Proceeds from securities sold short	353,232,219
Payments to cover securities sold short	(277,638,526)
Net accretion of bond discount and amortization of bond premium	(443,129)
Increase in swaps contracts, premiums paid	(1,102,795)
Increase in unrealized appreciation on swap contracts	(209,495)
Increase in unrealized depreciation on swap contracts	669,835
Increase in income receivable	(2,555,970)
Increase in receivable for variation margin on centrally cleared swaps	(106,390)
Increase in deferred offering costs	(23,736)
Increase in restricted cash segregated with counterparties for swaps	(33,975,541)
Increase in swaps contracts, premiums received	384,265
Increase in interest payable on securities sold short	246,065
Increase in payable to Investment Manager	618,425
Decrease in payable for organization costs	(30,000)
Increase in Management Fees payable	1,395,070
Increase in Incentive Fees payable	1,508,349
Increase in accrued expenses	223,324
Increase in interest payable on reverse repurchase agreements	506,680

Net cash used in operating activities	(822,593,458)

Cash Flows from Financing Activities:
Proceeds from subscriptions	542,649,840
Payments for repurchases	(4,242,387)
Reverse repurchase agreements, net	289,062,000

Net cash provided by financing activities	827,469,453

Net increase in cash	4,875,995
Cash, beginning of period	200,000

Cash, end of period	$5,075,995

Supplemental Disclosure of Cash Flow Information:
Cash paid during the period for interest	$893,056

See Notes to Financial Statements.

Blackstone Real Estate Income Master Fund

Financial Highlights

For the Period April 1, 2014 (commencement

of operations) to December 31, 2014

Total Return(1)	2.43%

Ratios to Average Net Assets(2):
Expenses before waiver from Investment Manager and
Incentive Fees(3)	3.57%
Incentive Fees	0.52%

Expenses before waiver from Investment Manager(3)	4.09%
Waiver from Investment Manager	(0.48)%

Net expenses after waiver from Investment Manager(3)	3.61%

Net investment income including Incentive Fees	2.49%

Net investment income	1.97%

Supplementary Data:
Net assets, end of period (000 omitted)	$547,179

Portfolio Turnover(4)	31%

(1)	Total Return has not been annualized.
(2)	Financial ratios have been annualized.
(3)	Includes interest expense on securities sold short and reverse repurchase agreements of 1.11% for the period ended December 31, 2014.
(4)	Percentage represents the results for the period presented and has not been annualized.

See Notes to Financial Statements.

Blackstone Real Estate Income Master Fund

Notes to Financial Statements

For the Period April 1, 2014 (commencement

of operations) to December 31, 2014

1. Organization

Blackstone Real Estate Income Master Fund (the ‘‘Master Fund’’), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is a non-diversified, closed-end management investment company. Blackstone Real Estate Income Fund (“Feeder Fund I”) and Blackstone Real Estate Income Fund II (“Feeder Fund II” and together with Feeder Fund I, the “Feeder Funds”) invest substantially all of their assets in the Master Fund. The Master Fund commenced investment operations on April 1, 2014. The Master Fund’s investment objective is to seek long-term total return, with an emphasis on current income, by primarily investing in a broad range of real estate-related debt investments.

The investment manager of the Master Fund and Feeder Funds is Blackstone Real Estate Income Advisors L.L.C. (the “Investment Manager”), a registered investment advisor under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member a “Trustee”) of the Master Fund and Feeder Funds supervises the conduct of the Master Fund’s and Feeder Funds’ affairs and, pursuant to the investment management agreement (the ‘‘Investment Management Agreement’’), has engaged the Investment Manager to manage the Master Fund’s and Feeder Funds’ day-to-day investment activities and operations.

2. Basis of Presentation

The Master Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board.

The Master Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars.

The preparation of the financial statements in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the amount of reported assets, liabilities, and the disclosure of contingent assets and liabilities. Actual results could differ from these estimates and these differences could be material.

3. Significant Accounting Policies

Valuation Policy

For purposes of calculating the Master Fund’s net asset value (“NAV”), the Master Fund values its investments in securities, securities sold short, derivative financial instruments and other investments (together, the “investments”) based on market quotations or at fair value. Market quotations can be obtained from third party pricing service providers or broker-dealers. U.S. GAAP defines fair value as the price that the Master Fund would receive to sell an asset or pay to transfer a liability (i.e., the exit price) in an orderly transaction between market participants at the measurement date. The Board has established procedures for determining the fair value of investments (the “Valuation Procedures”). The Board has delegated to the Investment Manager day-to-day responsibility for implementing the Valuation Procedures. The Investment Manager provides oversight of the valuation and pricing function of the Master Fund for all investments. Pursuant to the Valuation Procedures, if market quotations are not readily available (or are otherwise not reliable for a particular investment), the fair value will be determined in good faith by the Investment Manager, and such determinations shall be reported to the Board. Due to the inherent uncertainty of these estimates, estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

Blackstone Real Estate Income Master Fund

Notes to Financial Statements (Continued)

For the Period April 1, 2014 (commencement of operations) to December 31, 2014

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker-dealer quotations). The Board has delegated to the Investment Manager the responsibility for monitoring significant events that may materially affect the values of the Master Fund’s investments and for determining whether the value of the applicable investments should be re-evaluated in light of such significant events. There were no instances of such determination made as of December 31, 2014.

Fair Value Measurements

Current fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The hierarchy established under the fair value guidance gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3. The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Master Fund does not adjust the quoted price for these investments.

Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

Level 3 – pricing inputs are unobservable and include instances where there is minimal, if any, market activity for the investment. Inputs reflect the best estimate of what market participants would use in determining fair value of investments as of the measurement date.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3

A description of the valuation techniques applied to the Master Fund’s major categories of investments measured at fair value on a recurring basis are as follows:

Fixed Income Securities

Fixed income securities, including corporate and convertible bonds, U.S. Treasury obligations, foreign debt obligations, bank loans, and trade claims, are generally valued by pricing service providers on the basis of last available bid price. In determining the value of a particular investment, pricing service providers may use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models to

Blackstone Real Estate Income Master Fund

Notes to Financial Statements (Continued)

For the Period April 1, 2014 (commencement of operations) to December 31, 2014 determine the reported price. The pricing service providers’ internal models use observable inputs such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above and have multiple pricing sources are categorized as Level 2 within the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by broker-dealer quotations or third party pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider the attributes applicable to a particular class of the security (e.g., credit rating, seniority), current market data, estimated cash flows and relative market yield for each class, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above and have multiple pricing sources are categorized as Level 2 within the fair value hierarchy.

Short Sales

The Master Fund may sell securities short (a “Short Sale”). A Short Sale is a transaction whereby the Master Fund sells securities it does not own in anticipation of a decline in the market price of those securities, whereby the Master Fund’s broker will execute a stock borrow transaction to deliver the securities resulting from the Master Fund’s Short Sale. The Master Fund is obligated to repurchase the securities at the market price at the time of replacement. The Master Fund’s obligations to replace the securities in connection with a Short Sale are secured by collateral.

Upon entering into a Short Sale, the Master Fund establishes a liability which is recorded as securities sold short in the Statement of Assets and Liabilities to represent securities due under the Short Sale agreement. The Master Fund is liable to pay any dividends declared and/or interest income earned during the period the Short Sale is open. These dividends and interest are recorded as dividend and interest expense on securities sold short in the Statement of Operations. Unrealized appreciation or depreciation for the difference between the proceeds received and the fair value of the open Short Sale position is recorded as net unrealized appreciation or depreciation from investments in securities in the Statement of Operations. A realized gain or loss is recognized when the short position is closed as a realized gain or loss from investments in securities in the Statement of Operations.

Equity Securities

Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded. Securities that use similar valuation techniques and inputs as described above are categorized as Level 1 within the fair value hierarchy.

OTC Derivative Financial Instruments

Over the counter (“OTC”) derivative financial instruments, such as credit default swaps and interest rate swaps, derive their value from underlying referenced instruments or obligations, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by third party pricing service providers and/or based on broker dealer quotations. Depending on the product and the terms of the transaction, the value of derivative financial instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed

Blackstone Real Estate Income Master Fund

Notes to Financial Statements (Continued)

For the Period April 1, 2014 (commencement of operations) to December 31, 2014 from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Derivative financial instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

Investment Transactions and Related Investment Income

Investment transactions are recorded as of the trade date for financial reporting purposes. Interest income, which includes amortization of premiums and accretion of discounts on non-defaulted fixed income securities, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Realized gains and losses on investments are determined on the identified cost basis using the first in first out methodology.

Cash

At December 31, 2014, the Master Fund held $5,075,995 at a major U.S. bank.

Contingencies

Under the Master Fund’s Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”), the Master Fund’s officers and each Trustee are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Fund. Additionally, in the normal course of business, the Master Fund may enter into contracts that contain a variety of representations and indemnification obligations and expects the risk of loss to be remote. Each Feeder Fund bears its pro rata share of the Master Fund’s expenses, subject to reimbursement by the Investment Manager pursuant to an expense limitation and reimbursement agreement between each Feeder Fund and the Investment Manager (the ‘‘Expense Limitation and Reimbursement Agreements’’).

Income Taxes

The Master Fund is classified as a partnership for federal income tax purposes. As such, each investor in the Master Fund is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Fund. Therefore, no federal income tax provision is required. The Master Fund plans to file U.S. Federal and various state and local tax returns. All the Master Fund’s assets will be managed so that the Feeder Funds can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

For the current open tax year and all major jurisdictions, management of the Master Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

Blackstone Real Estate Income Master Fund

Notes to Financial Statements (Continued)

For the Period April 1, 2014 (commencement of operations) to December 31, 2014

Organization Costs

Organization costs associated with the establishment of the Master Fund were expensed as incurred prior to the Master Fund’s commencement of operations.

Offering Costs

At December 31, 2014, the Master Fund had $96,262 payable to the Investment Manager for offering costs paid by the Investment Manager on behalf of the Master Fund and the Feeder Funds. Offering costs will be amortized over 12 months on a straight-line basis. The amortization of offering cost was $72,526 from the Master Fund’s commencement of operations through December 31, 2014.

Segregation and Collateralization

In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) and its staff require that the Master Fund segregate assets in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, swaps and options written), or transactions considered to reflect borrowings (e.g., reverse repurchase agreements), the Master Fund will, consistent with SEC rules and/or certain interpretive guidance issued by the SEC, segregate assets or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges, third party broker-dealers, futures commissions merchants and clearing organizations, a fund engaging in such transactions may have requirements to deliver/deposit cash or securities to/with an exchange, broker-dealer, futures commission merchant or clearing organization as collateral or margin for certain investments to the extent consistent with the 1940 Act and interpretive positions of the SEC and its staff. The Master Fund may mitigate counterparty risk by contractually requiring its counterparties to post collateral in an International Swaps and Derivatives Association, Inc. master agreement and credit support annex (collectively, an “ISDA Master Agreement”) implemented between the Master Fund and each of its respective counterparties, as well as through netting provisions contained in the ISDA Master Agreement and reaching other financial agreements between the Master Fund and its counterparty in the ISDA Master Agreement. An ISDA Master Agreement may contain certain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. At December 31, 2014, the Master Fund used the gross method of presentation in the financial statements and did not elect to offset amounts eligible for offset under enforceable master netting arrangements or similar agreements. Collateral pledged by the Master Fund is segregated by the Master Fund’s custodian and identified as such in the Master Fund’s portfolio. Collateral can be in the form of cash or securities as agreed to by the Master Fund and the applicable counterparty. Typically, the Master Fund and counterparties are not permitted to sell, repledge or otherwise use the collateral they receive.

The Master Fund manages counterparty risk by entering into agreements only with counterparties that are believed to have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The agreements entered into by the Master Fund typically contain credit risk related features that are triggered under certain circumstances. Such circumstances may include agreed upon net asset value thresholds. If triggered, the counterparty may terminate the contract and any transactions thereunder.

Reverse Repurchase Agreements

The Master Fund enters into reverse repurchase agreements from time to time. In a reverse repurchase agreement, the Master Fund sells a security in exchange for cash to a financial institution, the counterparty,

Blackstone Real Estate Income Master Fund

Notes to Financial Statements (Continued)

For the Period April 1, 2014 (commencement of operations) to December 31, 2014 with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date, under the terms of a Master Repurchase Agreement (“MRA”). The Master Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Master Fund to counterparties is reflected as a liability. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Master Fund may decline below the price of the securities the Master Fund is obligated to repurchase. The Master Fund’s use of reverse repurchase agreements also subjects the Master Fund to interest costs based on the difference between the sale and repurchase price of a security involved in such a transaction. Additionally, repurchase agreements and reverse repurchase agreements entail the same risks as over-the-counter derivatives, as described below in Notes 4 and 7. These include the risk that the counterparty to the agreement may not be able to fulfill its obligations, including, for example, if the value of the securities subject to repurchase exceed the Master Fund’s liability under the reverse repurchase agreement, that the parties may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the Schedule of Investments. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value. As of December 31, 2014, the face value of open reverse repurchase agreements was $289,062,000. The weighted average daily balance of reverse repurchase agreements outstanding during the period ended December 31, 2014 was approximately $102,477,095 at a weighted average daily interest rate of 1.77%.

An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA may also permit, upon the occurrence of an event of default by one party, the offsetting of obligations under the MRA against obligations under other agreements with the same counterparty to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty. The following table presents the Master Fund’s outstanding reverse repurchase agreements, including accrued interest, which are subject to enforceable MRA’s, as well as the collateral delivered related to those reverse repurchase agreements.

Counterparty	Reverse Repurchase Agreement	Collateral Pledged to Counterparty(1)	Net Amount
Bank of America Merrill Lynch	$212,442,755	$(212,442,755)	$—
RBC Capital Markets	$77,125,925	$(77,125,925)	$—

Total	$289,568,680	$(289,568,680)	$—

(1)	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.

Repurchase Agreements

The Master Fund enters into repurchase agreements from time to time. Repurchase agreements typically involve the acquisition by the Master Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The repurchase agreement provides that the Master Fund will sell the securities back to the institution at a fixed time in the future. The Master Fund does not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of the bankruptcy or other default of a seller with a repurchase agreement, the Master Fund could experience both delays in liquidating the underlying securities and losses, including: (1) possible decline in the value of the underlying security during the period in which the Master Fund seeks to enforce its

Blackstone Real Estate Income Master Fund

Notes to Financial Statements (Continued)

For the Period April 1, 2014 (commencement of operations) to December 31, 2014 rights thereto; (2) possible lack of access to income on the underlying security during this period; and (3) expenses of enforcing its rights. In addition, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Master Fund generally will seek to liquidate such collateral. However, the exercise of the Master Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Master Fund could suffer a loss.

4. Derivative Financial Instruments

Swap Agreements

The Master Fund enters into swaps from time to time, which may include total return, interest rate, and credit default swap agreements (“swaps”). Swaps are typically bilaterally negotiated agreements between the Master Fund and a counterparty in which the Master Fund and counterparty agree to make either periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the over-the-counter market or may be executed in a multilateral or other trade facility platform, such as a registered exchange.

The Master Fund may enter into swap agreements for investment purposes or managing exposure to interest rates, credit or market risk, or for other purposes. In connection with these agreements, securities or cash (“segregated cash” or “collateral”) may be paid or received, as applicable, by the Master Fund as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Master Fund as collateral for Swaps identified in the Schedule of Investments and segregated cash, if any, are reflected on the Statement of Assets and Liabilities.

Credit Default Swaps: The Master Fund enters into OTC credit default swap contracts from time to time to hedge credit risk, to hedge market risk, or to gain exposure on single-name issues and/or baskets of securities. In an OTC credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructurings and obligation acceleration. An upfront payment received by the Master Fund or made by the Master Fund is recorded as a liability or asset, respectively, in the Statement of Assets and Liabilities. Periodic payments received or paid by Master Fund are recorded as realized gains or losses. OTC credit default swap contracts are marked to market daily and the change is recorded as an unrealized gain or loss on swaps. Upon the occurrence of a credit event, the difference between the par value and the market value of the reference obligation, net of any proportional amount of upfront payment, is recorded as a realized gain or loss on swaps.

Interest Rate Swaps: The Master Fund enters into OTC and/or centrally cleared interest rate swap contracts from time to time to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk. The Master Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Master Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The Master Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the

Blackstone Real Estate Income Master Fund

Notes to Financial Statements (Continued)

For the Period April 1, 2014 (commencement of operations) to December 31, 2014 discounted net value of the cash flows to be received from the counterparty over the contracts remaining life, to the extent that amount is positive.

Interest rate swaps can be purchased or sold with an upfront premium. An upfront payment received by the Master Fund is recorded as a liability on the Master Fund’s Statement of Assets and Liabilities. An upfront payment made by the Master Fund is recorded as an asset on the Statement of Assets and Liabilities. OTC and centrally cleared interest rate swaps are marked-to-market daily and any change is recorded as an unrealized gain or loss on swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract.

At December 31, 2014, the Master Fund had the following derivative financial instruments, presented on a gross basis and categorized by risk exposure:

	Asset Derivatives			Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Credit	Swaps contracts, premiums paid and unrealized appreciation	$557,136	Swap contracts, premiums received and unrealized depreciation	$298,946
	Centrally cleared swaps, at fair value (a)	—	Centrally cleared swaps, at fair value (a)	2,321,801
Interest Rate	Centrally cleared swaps, at fair value (a)	—	Centrally cleared swaps, at fair value (a)	344,039

Total		$557,136		$2,964,786

(a)

Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following tables present information about the amount of net realized gain (loss) and net unrealized appreciation (depreciation) on derivative financial instruments for the period April 1, 2014 (commencement of operations) through December 31, 2014:

Statement of Operations Location—Net Realized Gain (Loss)	Credit	Interest
Swap contracts	$3,677,947	$—

Statement of Operations Location— Net Unrealized Appreciation (Depreciation)	Credit	Interest
Swap contracts	$(255,414)	$(344,039)

The average notional amounts below represent the average volume for the period ended December 31, 2014:

Derivative Description	Average Notional or Face Amount(a)
Swap contracts	$171,613,152

(a)	Averages are based on activity levels during the period April 1, 2014 (commencement of operations) through December 31, 2014.

Blackstone Real Estate Income Master Fund

Notes to Financial Statements (Continued)

For the Period April 1, 2014 (commencement of operations) to December 31, 2014

Netting Arrangements

The Master Fund uses master netting arrangements, which allows certain derivative financial instruments and collateral with the same counterparty to be offset to minimize counterparty credit exposure. The following table presents information related to derivative financial instruments and collateral related to securities loaned that are subject to an enforceable master netting arrangement or similar agreement (“MNA”) and are not offset, as shown in the Statement of Assets and Liabilities as of December 31, 2014.

The following table presents the Master Fund’s derivative financial instrument’s asset and liabilities by counterparty net of related collateral received/pledged by the Master Fund at December 31, 2014:

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amount of Assets Presented in Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Received(1)	Net Amount(2)
Goldman Sachs & Co.	$116,114	$—	$—	$116,114
Citibank N.A.	391,490	199,162	—	192,328
Morgan Stanley Capital Services LLC	49,532	49,532	—	—

	$557,136	$248,694	$—	$308,442

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amount of Liabilities Presented in Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Pledged(1)	Net Amount(2)
Citibank N.A.	$199,162	$199,162	$—	$—
Morgan Stanley Capital Services LLC	99,784	49,532	—	50,252

	$298,946	$248,694	$—	$50,252

(1)	Excess of collateral received/pledged from the individual counterparty is not shown for financial reporting purposes.

(2)	Net amount represents the net amount receivable from the counterparty in the event of default.

Blackstone Real Estate Income Master Fund

Notes to Financial Statements (Continued)

For the Period April 1, 2014 (commencement of operations) to December 31, 2014

5. Fair Value Hierarchy

The following is a summary categorization, as of December 31, 2014, of the Master Fund’s investments based on the level of inputs utilized in determining the value of such investments:

Asset Description:	Level 1	Level 2	Level 3	Total
Investment in Securities:
Commercial Mortgage-Backed Securities	$—	$644,798,908	$47,005,068	$691,803,976
Interest Only Commercial Mortgage-Backed
Securities	—	9,426,703	—	9,426,703
Bank Loan	—	16,879,005	—	16,879,005
Common Stock	13,746,410	—	—	13,746,410
Mutual Fund-Money Market	65,000,000	—	—	65,000,000
Repurchase Agreements	—	82,445,867	—	82,445,867
Credit Default Swap Contracts	—	557,136	—	557,136
Total Investments in Securities	$78,746,410	$754,107,619	$47,005,068	$879,859,097
Cash	5,075,995	—	—	5,075,995
Restricted cash segregated with counterparties	33,975,541	—	—	33,975,541
Total Assets	$117,797,946	$754,107,619	$47,005,068	$918,910,633

Liability Description:	Level 1	Level 2	Level 3	Total
Securities Sold Short	$—	$80,559,368	$—	$80,559,368
Reverse Repurchase Agreements	—	289,568,680	—	289,568,680
Credit Default Swap Contracts	—	2,620,747	—	2,620,747
Interest Rate Swap Contract	—	344,039	—	344,039
Total Liabilities	$—	$373,092,834	$—	$373,092,834

There were no transfers between Level 1 and Level 2 during the period ended December 31, 2014.

The changes in investments measured at fair value for which the Master Fund used Level 3 inputs to determine fair value are as follows:

Asset Description:	Commercial Mortgage- Backed Securities
Balance as of April 1, 2014 (commencement of operations)	$—
Transfers In	—
Transfers Out	—
Purchases	45,702,188
Sales	—
Net realized gain (loss)	—
Net change in unrealized appreciation	1,302,880

Balance as of December 31, 2014	$47,005,068

Net change in unrealized appreciation related to investments still held as of December 31, 2014	$1,302,880

Blackstone Real Estate Income Master Fund

Notes to Financial Statements (Continued)

For the Period April 1, 2014 (commencement of operations) to December 31, 2014

Investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value in such Level 3 investments.

6. Fund Terms

Repurchases

Repurchases will be made only at such times and on such terms as may be determined by the Master Fund’s Board, in its sole discretion.

7. Related Party Transactions

Management Fee

In consideration of the advisory and other services provided by the Investment Manager to the Master Fund pursuant to the Investment Management Agreement, the Master Fund pays the Investment Manager an annual fee, payable quarterly and accruing monthly, in an amount equal to 1.50% of the Master Fund’s Managed Assets. “Managed Assets” means net assets, plus the amount of leverage for investment purposes. Effective October 1, 2014 thru March 31, 2015, the Investment Manager agreed to temporarily reduce its Management Fee to an annualized rate of 0.75% of the Master Fund’s Managed Assets. The Investment Manager may, in its sole discretion and at any time (including prior to March 31, 2015), elect to extend, terminate or modify its voluntary waiver. The Management Fee, after the voluntary reduction, was $4,340,700 from the Master Fund’s commencement of operations through December 31, 2014.

Incentive Fee

The Master Fund accrues a performance-based incentive fee (the “Incentive Fee”) on a monthly basis throughout the fiscal year of the Master Fund. The Incentive Fee is paid to the Investment Manager promptly after the end of each fiscal year of the Master Fund. The Incentive Fee is determined as of the end of the fiscal year in an amount equal to 15% of the amount by which the Master Fund’s Net Capital Appreciation (as defined below) for each Fiscal Period (as defined below) ending within or coterminous with the close of such fiscal year exceeds the balance of the loss carryforward account and any allocated Management Fee expense for such Fiscal Period, without duplication for any Incentive Fees paid during such fiscal year. The Master Fund also pays the Investment Manager the Incentive Fee in the event a Fiscal Period is triggered in connection with a repurchase offer by the Master Fund. For purposes of calculating the Incentive Fee, “Net Capital Appreciation” means, with respect to any Fiscal Period, the difference, if any, between (x) the sum of (i) the value of the Master Fund’s net asset value at the end of that Fiscal Period (prior to the Incentive Fee for such Fiscal Period) increased by the dollar amount of the Master Fund’s interests repurchased during the Fiscal Period (excluding repurchases as of the last day of the Fiscal Period after determination of the Incentive Fee), (ii) the amount of any dividends, distributions or withdrawals paid to investors during the Fiscal Period and not reinvested in the Master Fund (excluding any dividends and other distributions to be paid as of the last day of the Fiscal Period), and (iii) the Management Fee expense and sales load (or other similar sales load) for that Fiscal Period, and (y) the sum of (i) the value of the Master Fund’s net asset value at the beginning of that Fiscal Period (prior to the Management Fee for such Fiscal Period), increased by the dollar amount of the Master Fund’s interests issued during the Fiscal Period (excluding any shares issued in connection with the reinvestment of dividends and other distributions paid by the Master Fund) and (ii) the amount of any subscriptions to the Master Fund during that Fiscal Period. All calculations of Net Capital Appreciation will be made (without duplication) after deduction of all general, administrative and other

Blackstone Real Estate Income Master Fund

Notes to Financial Statements (Continued)

For the Period April 1, 2014 (commencement of operations) to December 31, 2014 operating expenses of the Master Fund (excluding the Incentive Fee) and any amounts necessary, in the Investment Manager’s sole discretion, as appropriate reserves for such expenses. “Fiscal Period” means each twelve-month period ending on the Master Fund’s fiscal year-end, provided that whenever the Master Fund conducts a repurchase offer, each of the periods of time from the last Fiscal Period-end through the effective date of the repurchase offer and the period of time from the effective date of the repurchase offer through the next Fiscal Period-end also constitutes a Fiscal Period. The Master Fund’s Incentive Fee was $1,508,349 from the commencement of operations through December 31, 2014.

Expense Payments

The Investment Manager may from time to time pay expenses on behalf of the Master Fund and is subsequently reimbursed for such payments. As of December 31, 2014, the Master Fund had $618,425 payable to the Investment Manager recorded in the Statement of Assets and Liabilities.

8. Financial Instruments and Off-Balance Sheet Risk

Market Risk: In the normal course of business, the Master Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Master Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Master Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations.

Credit and Counterparty Risk: The Master Fund will be subject to credit risk with respect to the counterparties to its derivatives contracts (whether a clearing corporation in the case of exchange-traded instruments or another third party in the case of OTC instruments purchased by the Master Fund. The Investment Manager will evaluate and monitor the creditworthiness of counterparties in order to ensure that such counterparties can perform their obligations under the relevant agreements. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Master Fund may experience significant delays in obtaining any recovery under the derivative contract in a dissolution, assignment for the benefit of creditors, liquidation, winding-up, bankruptcy or other analogous proceeding. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative contract would typically be terminated at its fair market value. If the Master Fund is owed this fair market value in the termination of the derivative contract and its claim is unsecured, the Master Fund will be treated as a general creditor of such counterparty, and will not have any claim with respect to the underlying security. The Master Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

Currently, certain categories of interest rate and credit default swaps are subject to mandatory clearing, and more are expected to be cleared in the future. The counterparty risk for cleared derivatives is generally lower than for uncleared OTC derivative transactions because generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that a clearing house, or its members, will satisfy the clearing house’s obligations to the Master Fund. Counterparty risk with respect to certain exchange-traded and over-the-counter derivatives may be further complicated by recently enacted U.S. financial reform legislation. Cash collateral that has been pledged to cover obligations of the Master Fund under derivative financial instrument contracts will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral for the same purpose are noted in the Schedule of Investments.

Blackstone Real Estate Income Master Fund

Notes to Financial Statements (Continued)

For the Period April 1, 2014 (commencement of operations) to December 31, 2014

Liquidity Risk: Some securities held by the Master Fund may be difficult to sell, or illiquid, during times of market turmoil or otherwise. Illiquid securities may also be difficult to value. If the Master Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Master Fund may be forced to sell at a loss or at a price lower than it could have otherwise received.

Non-Diversification Risk: The Master Fund is classified as a “non-diversified” investment company which means that the percentage of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. As a result, the Master Fund’s investment portfolio may be subject to greater risk and volatility than if investments had been made in the securities of a broad range of issuers.

Additional risks associated with each type of investment are described within the respective security type notes. Each Feeder Fund’s prospectus includes a discussion of the principal risks of investing in such Feeder Fund and indirectly in the Master Fund.

9. Investment Transactions

The aggregate cost of purchases and proceeds of sales of investments in securities (excluding U.S. Treasury obligations and U.S. government sponsored agency securities) (including maturities), other than short-term investments (if applicable), for the period ended December 31, 2014 were as follows:

Purchases	$869,361,429
Sales	$142,663,968

10. Federal Tax Information

The cost of investments for federal income tax purposes was $875,520,557. At December 31, 2014, net unrealized appreciation for all the Master Fund’s securities based on tax cost was $3,781,404. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,215,490 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,434,086.

11. Administration Agreements

The Master Fund and Feeder Funds have entered into administration, custody and transfer agency agreements (the “Administration Agreements”) with State Street Bank and Trust Company (“State Street”). State Street and/or its affiliates are responsible for providing administration, custody and transfer agency services for the Master Fund and the Feeder Funds, including, but not limited to: (i) maintaining corporate and financial books and records of the Master Fund and Feeder Funds, (ii) providing administration services and (iii) performing other accounting and clerical services necessary in connection with the administration of the Master Fund and the Feeder Funds. The services performed by State Street may be completed by one or more of its affiliated companies.

12. Recent Accounting Pronouncements

Recent Accounting Standards: In June 2014, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (ASU) 2014-11, to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured

Blackstone Real Estate Income Master Fund

Notes to Financial Statements (Continued)

For the Period April 1, 2014 (commencement of operations) to December 31, 2014 borrowings. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Master Fund’s financial statement disclosures.

13. Subsequent Events

The Investment Manager has evaluated the impact of subsequent events through the date of issuance of the financial statements and determined there were no subsequent events requiring adjustment to or disclosure in the financial statements, except as set forth below.

Subsequent to December 31, 2014, the Feeder Funds accepted tenders of shares from their respective shareholders. In connection with the accepted tenders by the Feeder Funds, the Master Fund has agreed to repurchase interests from the Feeder Funds in the following amount:

Tender Offer Valuation Date	Amount(1)
March 31, 2015	$10,110,688

(1)	Estimated based on the respective NAV of each Feeder Fund at December 31, 2014.

Blackstone Real Estate Income Master Fund

Supplemental Information (Unaudited)

December 31, 2014

Form N-Q Filings

The Master Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov within 60 days after the Master Fund’s first and third fiscal quarters. The Master Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings and allocations shown on any Form N-Q are as of the date indicated in the filing and may not be representative of future investments. Holdings and allocations should not be considered research or investment advice and should not be relied upon in making investment decisions.

Proxy Voting Policies

The Master Fund and the Feeder Funds have delegated proxy voting responsibilities to the Investment Manager, subject to the Board’s general oversight. A description of the policies and procedures used to vote proxies related to the Master Fund’s and the Feeder Funds’ portfolio securities, and information regarding how the Master Fund and Feeder Funds voted proxies relating to their portfolio securities during the most recent 12-month period ended December 31, 2014, is available (1) without charge, upon request, by calling toll free, 1-800-248-1621 and (2) on the SEC’s website at http://www.sec.gov.

Additional Information

The Master Fund’s registration statement includes additional information about the Trustees of the Master Fund. The registration statement is available, without charge, upon request by calling 1-855-890-7725.

Privacy Policy

This privacy policy sets forth Blackstone Real Estate Income Advisors L.L.C.’s (the “Investment Manager”) policies with respect to nonpublic personal information of individual investors, shareholders, prospective investors and former investors of investment funds managed by the Investment Manager. These policies apply to individuals only and are subject to change.

The Investment Manager collects nonpublic personal information about shareholders from the information it receives in subscription agreements and information relating to a shareholder’s transactions with the Investment Manager.

The Investment Manager does not disclose any nonpublic personal information about the shareholders to anyone other than (i) fund administrators and other service providers as necessary, (ii) The Blackstone Group L.P. and its affiliates (“Blackstone”) in order to determine the shareholder’s eligibility for services offered by Blackstone, and (iii) as permitted by law.

A shareholder may limit the extent to which the Investment Manager shares the shareholder’s personal information with Blackstone by calling 800-248-1621. The Investment Manager is required to share the shareholder’s personal information with Blackstone in order to determine the shareholder’s eligibility for investment services offered by Blackstone. However, the Investment Manager still may share such personal information with Blackstone as necessary to service such shareholder’s investment with the Investment Manager or under other circumstances permitted by law. Blackstone also may market investment services to shareholders where Blackstone has its own relationship with a shareholder. Once a shareholder has informed the Investment Manager about his or her privacy preferences, they will remain in effect until the shareholder notifies the Investment Manager otherwise.

It also may be necessary under anti-money laundering and similar laws to disclose information about shareholders in order to accept subscriptions from them. The Investment Manager also will release information about shareholders if compelled to do so by law in connection with any government request or investigation, or if any shareholders direct the Investment Manager to do so.

Blackstone Real Estate Income Master Fund

Trustees

Michael B. Nash, Chairman

Benedict Aitkenhead

Edward H. D’Alelio

Michael Holland

Thomas W. Jasper

Investment Manager

Blackstone Real Estate Income Advisors L.L.C.

345 Park Avenue

New York, New York 10154

Administrator, Custodian, Fund Accounting Agent and Transfer Agent

State Street Bank and Trust Company

100 Huntington Avenue

Copley Place Tower 2, Floor 3

Mail Code: CPH0255

Boston, MA 02116

Officers

Michael B. Nash, President and Chief Executive Officer

Randall Rothschild, Chief Operating Officer

Judy Turchin, Chief Legal Officer

Garrett Goldberg, Chief Financial Officer and Treasurer

Leon Volchyok, Chief Compliance Officer and Secretary

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

30 Rockefeller Plaza

New York, NY 10112

Legal Counsel

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, New York 10017

Item 2.	Code of Ethics.

(a)	The registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 12(a)(1).

(b)	During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, there have been no amendments to, nor any waivers granted from, any provision of the code of ethics.

Item 3.	Audit Committee Financial Expert.

(a) (1)	The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee (the “Committee”).

(a) (2)	The audit committee financial expert is Thomas W. Jasper, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

		Current Year	Previous Year
(a)	Audit Fees	$150,000	$10,000
(b)	Audit-Related Fees	$0	$0
(c)	Tax Fees(1)	$20,000	$7,020
(d)	All Other Fees	$0	$0

(1)	The nature of the services includes tax compliance, tax advice and tax planning.

(e) (1)	Disclose the Committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The charter for the Committee requires that the Committee pre-approve (i) all audit and non-audit services that the registrant’s independent auditors provide to the registrant, and (ii) all non-audit services that the registrant’s independent auditors provide to Blackstone Real Estate Income Advisors L.L.C., the investment adviser of the registrant (the “Investment Manager”), and any entity controlling, controlled by, or under common control with the Investment Manager that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant; provided that the Committee may implement policies and procedures by which such services are approved other than by the full Committee prior to their ratification by the Committee.

(e) (2)	Disclose the percentage of services described in each of paragraphs (b) through (d) of this item that were approved by the Committee pursuant to paragraph (c) (7)(i)(c) of Rule 2-01 of Regulation S-X.

Current Year	Previous Year
100%	100%

(f)	Not applicable.

(g)	Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the Investment Manager, and any entity controlling, controlled by, or under common control with the Investment Manager that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

Current Year	Previous Year
$ 20,000	$ 7,020

(h)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)	The registrant’s Schedule of Investments as of the close of the reporting period is included in the Report to Investors filed under item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

These policies are included as Exhibit 12(a)(4).

Item 8.	Portfolio Managers of Closed-End Investment Management Companies.

(a)(1) Identification of Portfolio Managers and Description of Role of Portfolio Managers - as of December 31, 2014:

Each of Blackstone Real Estate Income Fund (“BREIF”) and Blackstone Real Estate Income Fund II (“BREIF II” and together with BREIF, the “Feeder Funds”) is a “feeder fund” that invests substantially all of its assets in Blackstone Real Estate Income Master Fund (the “Master Fund” and together with the Feeder Funds, the “BREIF Funds”). The portfolio managers of the BREIF Funds (the “Portfolio Managers”) have day-to-day investment management responsibilities for the portfolio of such funds.

Name	Since	Title and Biography

Michael Nash	December 2013	Mr. Nash is a senior managing director of The Blackstone Group L.P. (together with its affiliates, “Blackstone”) and the chief investment officer of Blackstone Real Estate Debt Strategies (“BREDS”). He is also a member of the Real Estate Investment Committee for both BREDS and Blackstone Real Estate Advisors. Before joining Blackstone in 2007, Mr. Nash was with Merrill Lynch from 1997 to 2007 where he led the firm’s Real Estate Principal Investment Group—Americas. Mr. Nash graduated from State University of New York at Albany and received an M.B.A. from the Stern School of Business at New York University.

Joshua Mason	December 2013	Mr. Mason is a Managing Director in BREDS. Since joining Blackstone,

Mr. Mason has focused on liquid real estate debt investments, primarily in the commercial mortgage backed securities (“CMBS”) market, focusing on all parts of the capital structure. Before joining Blackstone in 2009, Mr. Mason was at UBS from 2006 to 2008, where he was a Managing Director responsible for a proprietary CMBS investing team. Prior to joining UBS, Mr. Mason worked at Merrill Lynch from 1997 to 2006, where he was a Director and senior CMBS secondary trader. Mr. Mason received a B.A. in Economics from Amherst College.

(a)(2) Other Accounts Managed by the Portfolio Managers - as of December 31, 2014:

The table below identifies, for each Portfolio Manager, the number of accounts (other than the BREIF Funds) for which the Portfolio Manager is actively involved in the day-to-day management and trading responsibilities and the total assets in such accounts. For each category, the number of accounts and total assets in the accounts where fees are based on performance are also indicated.

Data for private pooled investment funds and other separate accounts is reported based on the Investment Manager’s practice of naming a particular individual to maintain oversight or trading responsibility for each account. Where the named individual has been assigned primary day-to-day responsibility for the trading activities of a private pooled investment fund or separate account, that account has been allocated to that individual for disclosure purposes, but not other portfolio managers or members of the BREDS team that may be involved in managing that account.

Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance-Based ($)
Michael Nash
	Registered Investment Companies	—	—	—	—
	Other Pooled Investment Vehicles	35	4.71 billion	25	4.30 billion
	Other Accounts	14	1.51 billion	14	925 million
Joshua Mason
	Registered Investment Companies	—	—	—	—
	Other Pooled Investment Vehicles	6	514 million	5	323 million
	Other Accounts	—	—	—	—

Potential Conflicts of Interest Arising from Other Accounts Managed by Portfolio Manager – as of December 31, 2014:

Each Feeder Fund and the Master Fund may be subject to a number of actual and potential conflicts of interest.

Blackstone Policies and Procedures. Specified policies and procedures implemented by Blackstone to mitigate potential conflicts of interest and address certain regulatory requirements and contractual restrictions may reduce the synergies across Blackstone’s various businesses that the Master Fund expects to draw on for purposes of pursuing attractive investment opportunities and may from time to time limit the Master Fund’s ability to acquire and/or dispose of certain investments. Because Blackstone has many different asset management and advisory businesses, it is subject to a number of actual and potential conflicts of interest, greater regulatory oversight and subject to more legal and contractual restrictions than that to which it would otherwise be subject if it had just one line of business. In addressing these conflicts and regulatory, legal and contractual requirements across its various businesses, Blackstone has implemented certain policies and procedures (e.g., information walls) that may reduce the positive synergies that the Investment Manager expects to utilize in relation to the Master Fund for purposes of finding attractive investments. For example, Blackstone may come into possession of material non-public information with respect to companies in which its other businesses may be considering making an investment or companies that are Blackstone advisory clients. As a consequence, that information, which could be of benefit to the Master Fund, might become restricted to those respective businesses and otherwise be unavailable to the Master Fund. In addition, to the extent that the Blackstone Real Estate group is in possession of material non-public information or is otherwise restricted from trading in certain securities, the Master Fund and the Investment Manager, as part of the Blackstone Real Estate group, generally also will be deemed to be in possession of such information or otherwise restricted. This could reduce the investment opportunities or limit sales available to the Master Fund, and adversely affect the investment flexibility of the Master Fund by precluding it from taking certain actions in light of being deemed to be in possession of any such material non-public information. Additionally, the terms of confidentiality or other agreements with or related to companies in which any Blackstone fund has or has considered making an investment or which is otherwise an advisory client of Blackstone may restrict or otherwise limit the ability of the Master Fund and its affiliates to make investments or limit sales in, or otherwise engage in, businesses or activities competitive with such companies. Blackstone may enter into one or more strategic relationships in certain regions or with respect to certain types of investments that, although may be intended to provide greater opportunities for the Master Fund, may require the Master Fund to share such opportunities or otherwise limit the amount of an opportunity the Master Fund can otherwise take.

Other Blackstone Businesses and Activities. As part of its regular business, Blackstone provides a broad range of investment banking, advisory and other services. In addition, Blackstone and its affiliates may provide services in the future beyond those currently provided. Shareholders will not receive a benefit from fees generated in connection with any such services. Blackstone may have relationships with, render services to or engage in transactions with government agencies and/or issuers or owners of securities that are, or are eligible to be, Master Fund investment opportunities. As a result, employees of Blackstone may possess information relating to such issuers that is not known to the employees of the Investment Manager responsible for making investment decisions or for monitoring the Master Fund’s investments and performing the other obligations under the Master Fund’s Amended and Restated Agreement and Declaration of Trust. Those employees of Blackstone will not be obligated to share any such information with the Investment Manager and may be prohibited by law or contract from doing so.

In the regular course of its investment banking and advisory businesses, Blackstone represents potential purchasers, sellers and other involved parties, including corporations, financial buyers, management, shareholders and institutions, with respect to assets which may be suitable for investment by the Master Fund. In such a case, Blackstone’s client would typically require Blackstone to act exclusively on its behalf, thereby precluding the Master Fund from acquiring such assets. Blackstone will be under no obligation to decline any such engagements in order to make the investment opportunity available to the Master Fund. In connection with its advisory, investment banking and other businesses, Blackstone may come into possession of information that limits its ability to engage in potential real estate-related transactions. The Master Fund’s activities may be constrained as a result of Blackstone’s inability to use such information. Additionally, there may be circumstances in which one or more individuals associated with Blackstone will be precluded from providing services to the Investment Manager because of certain confidential information available to those individuals or to other parts of Blackstone. Blackstone is under no obligation to decline any engagements or investments in order to make an investment opportunity available to the Master Fund. The Master Fund may be forced to sell or hold existing investments as a result of investment banking relationships or other relationships that Blackstone may have or transactions or investments Blackstone and its affiliates may make or have made.

Subject to certain limitations, the Master Fund may invest in investments of the same issuers as other investment vehicles, accounts and clients of Blackstone and the Investment Manager. To the extent that the Master Fund holds interests that are different (or more senior) than those held by such other vehicles, accounts and clients, the Investment Manager may be presented with decisions involving circumstances where the interests of such vehicles, accounts and clients are in conflict with those of the Master Fund. Furthermore, it is possible the Master Fund’s interest may be subordinated or otherwise adversely affected by virtue of such other vehicle’s, account’s or client’s involvement and actions relating to its investment.

In addition, Blackstone may represent creditors or debtors in connection with out of court debt restructurings or workouts and with proceedings under Chapter 11 of the U.S. Bankruptcy Code or prior to such filings. Blackstone may serve as advisor to creditor or equity committees established pursuant to such proceedings. This involvement, for which Blackstone typically is compensated, may limit or preclude the flexibility that the Master Fund may otherwise have to participate in or retain certain investments, and may require that the Master Fund dispose of an investment at an inopportune time.

Blackstone employees, including employees of the Investment Manager, may invest in Blackstone Mortgage Trust, Inc. (“BXMT”), private equity funds, hedge funds or other real estate investment vehicles, including potential competitors of the Master Fund. Shareholders will not receive any benefit from any such investments.

In addition, other present and future activities of Blackstone and its affiliates (including the Investment Manager) may also give rise to additional conflicts of interest relating to the Feeder Funds and its investment activities. In the event that any such conflict of interest arises, the Investment Manager will attempt to resolve such conflicts in a fair and equitable manner. Investors should be aware that conflicts will not necessarily be resolved in favor of the Feeder Funds’ interests.

Fees for Services. Blackstone may receive customary fees from portfolio companies as compensation for the arranging, underwriting, syndication or refinancing of an investment or other additional fees, including acquisition fees and fees for advisory services provided to companies in which the Master Fund has an interest. Shareholders will not receive the benefit of any such fees paid by portfolio companies.

The Investment Manager and/or its affiliates may receive fees from issuers or other third parties as compensation for the arranging, underwriting, syndication or refinancing of an investment or other additional fees, including acquisition fees, loan servicing fees, special servicing and administrative fees, and fees for advisory or asset management services provided to issuers and/or third parties. In addition, in certain cases, the Investment Manager and/or its affiliates may receive fees (including fees from issuers) paid and/or borne by third parties in connection with the Master Fund’s investment activities. For example, this may include fees associated with capital invested in connection with a joint venture in which the Master Fund participates or otherwise with respect to assets or other interests retained by a seller or other commercial counterparty with respect to which the Investment Manager performs services. Shareholders will not receive the benefit of any such fees other than as expressly set forth under “Management of the Fund—Investment Manager—Management Agreement” in each Feeder Fund’s prospectus. Such other fees may give rise to conflicts of interest in connection with the Master Fund’s investment activities, and while the Investment Manager will seek to resolve any such conflicts in a fair and equitable manner, there is no assurance that any such conflicts will be resolved in favor of the Master Fund.

For greater certainty, from time to time Blackstone and/or the Feeder Funds or the Master Fund may engage and retain strategic advisors, consultants and other similar professionals who are not employees or affiliates of Blackstone and who may, from time to time, receive payments from, or other economic interests in, issuers. Any such advisors and/or consultants so retained may include persons engaged with respect to specific industries and/or sectors and which may be otherwise exclusive to Blackstone. In the event the Feeder Funds or the Master Fund engages or retains such strategic advisors, consultants or other similar professionals, such expenses will be treated as Fund expenses. In any event, such amounts will not be applied to offset the Management Fee payable by the Master Fund.

Other Blackstone Funds and Vehicles; Allocation of Investment Opportunities. Through other investment funds, vehicles and accounts sponsored, closed, managed and/or acquired by affiliates of the Investment Manager, and any successor funds thereto (including BXMT, the BREDS funds and related vehicles) (such other investment funds and investment vehicles, and when the context requires future investment funds formed by Blackstone, the “Other Blackstone Funds”), Blackstone currently invests and plans to continue to invest third party capital in a wide variety of real estate-related debt investment opportunities on a global basis. To the extent any Other Blackstone Funds and/or any related vehicles, whether now in existence or subsequently established or acquired, have investment objectives or guidelines that overlap with those of the Feeder Funds and the Master Fund, in whole or in part, investment opportunities that fall within such common objectives or guidelines will generally be allocated among one or more of the Master Fund and such Other Blackstone Funds on a basis that the Investment Manager determines to be “fair and reasonable” in its sole discretion, subject to (i) any applicable investment limitations of the Master Fund and such Other Blackstone Funds, (ii) the Master Fund and such Other Blackstone Funds and/or related vehicles having available capital with respect thereto, and (iii) legal, tax, accounting, regulatory and other considerations deemed relevant by the Investment Manager (including without limitation, Section 17 of the Investment Company Act of 1940, as amended (the “1940 Act”)). As a result, in certain circumstances, investment opportunities suitable for the Master Fund may not be presented to or pursued by the Master Fund, and may be allocated in whole or in part to any such Other Blackstone Funds.

Investments in Which Other Blackstone Funds Have a Different Principal Investment. The Master Fund may also co-invest with Other Blackstone Funds in investments that are suitable for both the Master Fund and such Other Blackstone Funds, to the extent permitted by Section 17 of the 1940 Act. The Master Fund and the Other Blackstone Funds may make investments at different levels of an issuer’s capital structure. Other Blackstone Funds may participate in a separate tranche of a financing with respect to an issuer in which the Master Fund has an interest or otherwise in different classes of such issuer’s securities. Such investments may inherently give rise to conflicts of interest or perceived conflicts of interest between or among the various classes of securities that may be held by such entities. To the extent the Master Fund holds securities that are different (including with respect to their relative seniority) than those held by such Other Blackstone Funds, the Investment Manager and its affiliates may be presented and/or may have no rights with decisions when the interests of the funds are in conflict. In addition, the Master Fund may from time to time invest in debt securities and other obligations relating to portfolio entities of Other Blackstone Funds. In that regard, to the extent the Master Fund makes or has an investment in, or through the purchase of debt obligations, becomes a lender to, a company in which an Other Blackstone Fund has a debt or equity investment, or if an Other Blackstone Fund, participates in a separate tranche of a fundraising with respect to an issuer, Blackstone may have conflicting loyalties between its duties to the Master Fund and to other affiliates. In that regard, actions may be taken for the Other Blackstone Funds that are adverse to the Master Fund. In addition, conflicts may arise in determining the amount of an investment, if any, to be allocated among potential investors and the respective terms thereof. There can be no assurance that the return on the Master Fund’s investment will be equivalent to or better than the returns obtained by the other affiliates participating in the transaction. In addition, it is possible that in a bankruptcy proceeding the Master Fund’s interest may be subordinated or otherwise adversely affected by virtue of such Other Blackstone Funds’ involvement and actions relating to its investment. In connection with negotiating senior loans and bank financings in respect of Blackstone-sponsored transactions, Blackstone may obtain the right to participate on its own behalf (or on behalf of the BREDS funds and/or vehicles that it manages) in a portion of the financings with respect to such Blackstone sponsored real estate-related transactions on an agreed-upon set of terms. Blackstone does not believe that the foregoing arrangements have an effect on the overall terms and conditions negotiated with the arrangers of such loans. Because of the affiliation with Blackstone, the Investment Manager may have a greater incentive to invest in Blackstone-sponsored buyouts (as compared to real estate-related buyouts sponsored by other real estate firms or financial sponsors) to the extent permitted by Section 17 of the 1940 Act. Except to the extent of fees paid to the Investment Manager specifically relating to the Master Fund’s commitment or investment of capital, the shareholders will in no way receive any benefit from fees paid to any affiliate of the Investment Manager from an issuer in which any Other Blackstone Fund also has an interest.

In addition, the 1940 Act limits the Master Fund’s ability to enter into certain transactions with certain of Other Blackstone Funds. As a result of these restrictions, the Master Fund may be prohibited from buying or selling any security directly from or to any issuer of a vehicle managed by Blackstone. However, the Master Fund may under certain circumstances purchase any such portfolio company’s securities in the secondary market, which could create a conflict for the Investment Manager between its interests in the Master Fund and the issuer, in that the ability of the Investment Manager to recommend actions in the best interest of the Master Fund might be impaired. The 1940 Act also prohibits certain “joint” transactions with certain of the Master Fund’s affiliates, which could include investments in the same portfolio company (whether at the same or different times). These limitations may limit the scope of investment opportunities that would otherwise be available to the Master Fund.

Other Real Estate Vehicles; Allocation of Investments. Blackstone reserves the right to raise, close, manage and/or acquire additional real estate investment funds or vehicles (“Other Real Estate Vehicles”), including separate accounts and other funds or vehicles, which may have investment objectives that overlap, in whole or in part, with that of the Master Fund. The closing of an Other Real Estate Vehicle could result in the reallocation of Blackstone personnel, including reallocation of existing real estate professionals, to such Other Real Estate Vehicle. In addition, potential investments that may be suitable for the Master Fund may be directed toward such Other Real Estate Vehicle (in whole or in part). To the extent any such Other Real Estate Vehicles are closed or acquired after the date hereof, such Other Real Estate Vehicles will be considered Other Blackstone Funds for purposes of the allocations of investments among the Master Fund and any Other Blackstone Funds and, as a result, investors expressly acknowledge that the foregoing may result in investment opportunities that are otherwise appropriate for the Master Fund being allocated, in whole or in part, to the Other Real Estate Vehicles (on a basis that the Investment Manager and/or any such affiliates determine to be “fair and reasonable” in its sole discretion and otherwise consistent with the Investment Manager’s trade allocation policies and procedures, as more fully described above).

Conflicting Fiduciary Duties to Other Blackstone Funds and Vehicles. Blackstone may structure an investment as a result of which one or more other Blackstone vehicles (including the BREDS funds and/or related vehicles) are offered the opportunity to participate in a separate debt tranche of an investment allocated to the Master Fund. In such circumstances, Blackstone would owe a fiduciary duty to the Master Fund and such Other Blackstone Funds (as described more fully above under “Investments in Which Other Blackstone Funds Have a Different Principal Investment”). For example, if the Master Fund were to purchase high-yield securities or other debt instruments relating to an issuer in which Blackstone held a “mezzanine” or equity interest, Blackstone may, in certain instances, face a conflict of interest in respect of the advice it gives to, or the decisions made with regard to, the BREDS funds and the Master Fund (e.g., with respect to the terms of such securities or other debt instruments, the enforcement of covenants, the terms of recapitalizations and the resolution of workouts or bankruptcies).

Independent Investment-Related Decisions. In addition, from time to time the Master Fund may own securities that are identical to, or otherwise relate to the same portfolio issuer as, one or more Other Blackstone Funds or Other Real Estate Vehicles. In such circumstances the Investment Manager may have conflicting duties to the Master Fund and such Other Blackstone Funds or Other Real Estate Vehicles and the investment and portfolio management decisions of the Master Fund will generally be made independently and without regard to the activities or positions of such Other Blackstone Funds and/or Other Real Estate Vehicles, which may create circumstances where different actions or investment decisions are made or taken with respect to the Master Fund relative to such Other Blackstone Funds or Other Real Estate Vehicles. For example, there may be circumstances where one or more such Other Blackstone Funds or Other Real Estate Vehicles determines to dispose of an investment that is also held by the Master Fund but where the Master Fund continues to hold such investment or where one or more such Other Blackstone Funds or Other Real Estate Vehicles elects to purchase investments with respect to which the Master Fund does not participate (or vice versa or where such funds may participate in the same investment at different times and/or on different terms).

Activities of Personnel. Certain of the personnel of the Investment Manager may be subject to a variety of conflicts of interest relating to their responsibilities to the Master Fund and the management of the Master Fund’s investment portfolio. Such individuals may have responsibilities with respect to Other Blackstone Funds or investment vehicles, as members of an investment or advisory committee or a board of directors (or similar such capacity) for one or more investment funds, corporations, foundations or other organizations. Such positions may create a conflict between the services and advice provided to such entities and the responsibilities owed to the Master Fund. The Other Blackstone Funds and/or investment funds in which such individuals may become involved may have investment objectives that overlap with the Master Fund. Furthermore, certain personnel of the Investment Manager may have a greater financial interest in the performance of such Other Blackstone Funds accounts than the performance of the Master Fund. Such involvement may create conflicts of interest in making investments on behalf of the Master Fund and such other funds and accounts. Such personnel will seek to limit any such conflicts in a manner that is in accordance with their fiduciary duties to the Master Fund and such Other Blackstone Funds.

Service Providers. Certain advisors and other service providers, or their affiliates (including accountants, administrators, lenders, bankers, brokers, attorneys, consultants, and investment or commercial banking firms) to the Master Fund, Blackstone and/or certain issuers may also provide goods or services to or have business, personal, financial or other relationships with Blackstone. Such advisors and service providers may be investors in the Master Fund, affiliates of the Investment Manager, sources of investment opportunities or co-investors or commercial counterparties. These relationships may influence the Investment Manager in deciding whether to select or recommend such a service provider to perform services for the Master Fund or an issuer (the cost of which will generally be borne directly or indirectly by the Master Fund or such issuer, as applicable). Notwithstanding the foregoing, transactions relating to the Master Fund that require the use of a service provider will generally be allocated to service providers on the basis of best execution. “Best execution” is generally accepted by the SEC as seeking the best available price, in the best available market, so that the Master Fund’s total cost or proceeds are the most favorable under the circumstances. Cost includes the “all in” costs of the trade, which include, but are not limited to, market impact, opportunity cost and negotiated commission rate. Neither the lowest commission rate nor the most expeditious execution necessarily correlates to the best trade. In certain circumstances, advisors and service providers, or their affiliates, may charge different rates or have different arrangements for services provided to Blackstone, the Investment Manager or their affiliates as compared to services provided to the Master Fund and its issuers, which in certain circumstances may result in more favorable rates or arrangements than those payable by the Master Fund or such issuers.

Trading by Blackstone Personnel. The officers, directors, members, managers and employees of the Investment Manager may trade in securities for their own accounts, subject to restrictions and reporting requirements as may be required by law and Blackstone policies, or otherwise determined from time to time by the Investment Manager.

Other Trading and Investing Activities. Certain Other Blackstone Funds may invest in securities of companies which are actual or potential companies in which the Master Fund has made or will make investments. The trading activities of those vehicles may differ from or be inconsistent with activities which are undertaken for the account of the Master Fund in such securities or related securities. In addition, the Master Fund may be precluded from pursuing an investment in an issuer as a result of such trading activities by Other Blackstone Funds.

Diverse Shareholder Group. The shareholders may have conflicting investment, tax and other interests with respect to their investments in the Feeder Funds and with respect to the interests of investors in other investment vehicles managed or advised by the Investment Manager that may participate in the same investments as the Master Fund. The conflicting interests of individual shareholders with respect to other shareholders and relative to investors in other investment vehicles may relate to or arise from, among other things, the nature of investments made by the Master Fund and such other partnerships, the structuring or the acquisition of investments and the timing of disposition of investments and such other partnerships. As a consequence, conflicts of interest may arise in connection with decisions made by the Investment Manager, including with respect to the nature or structuring of investments, which may be more beneficial for one shareholder than for another shareholder, especially with respect to shareholders’ individual tax situations. In addition, the Master Fund may make investments that may have a negative impact on related investments made by the shareholders in separate transactions. In selecting and structuring investments appropriate for the Master Fund, the Feeder Funds and the Investment Manager considers the investment and tax objectives of the Master Fund and its shareholders (and those of investors in other investment vehicles managed or advised by the Investment Manager) as a whole, not the investment, tax or other objectives of any shareholders individually.

(a)(3) Compensation of Portfolio Managers - as of December 31, 2014:

The Portfolio Manager’s compensation is comprised primarily of a fixed salary and a discretionary bonus paid by the Investment Manager or its affiliates and not by the Feeder Funds or the Master Fund. A portion of the discretionary bonus may be paid in shares of stock or stock options of Blackstone, the parent company of the Investment Manager, which stock options may be subject to certain vesting periods. The amount of the Portfolio Manager’s discretionary bonus, and the portion to be paid in shares or stock options of Blackstone, is determined by senior officers of the Investment Manager and/or Blackstone. In general, the amount of the bonus will be based on a combination of factors, none of which is necessarily weighted more than any other factor. These factors may include: the overall performance of the Investment Manager; the overall performance of Blackstone and its affiliates and subsidiaries; the profitability of the Investment Manager derived from the management of the Feeder Funds, the Master Fund and the other accounts managed by the Investment Manager; the absolute performance of the Feeder Funds, the Master Fund and such other accounts for the preceding year; contributions by the Portfolio Manager in assisting with managing the assets of Investment Manager and execution of managerial responsibilities, client interactions and support of colleagues. The bonus is not based on a precise formula, benchmark or metric.

(a)(4) Securities Ownership of Portfolio Managers - as of December 31, 2014:

The table below shows the dollar range of the interests of the Feeder Funds and the Master Fund beneficially owned as of December 31, 2014 by each Portfolio Manager.

Portfolio Manager	Dollar Range of Equity Securities of the Feeder Funds and Master Fund Beneficially Owned
Michael Nash	None
Joshua Mason	None

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) under the 1940 Act are effective as of the date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Proxy voting policies and procedures pursuant to Item 7 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(b) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone Real Estate Income Master Fund

By:	/s/ Michael Nash
Michael Nash (Principal Executive Officer)
Chairman, Chief Executive Officer and President

Date: March 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Nash
Michael Nash (Principal Executive Officer)
Chairman, Chief Executive Officer and President

Date: March 2, 2015

By:	/s/ Garrett Goldberg
Garrett Goldberg (Principal Financial and Accounting Officer)
Chief Financial Officer and Treasurer

Date: March 2, 2015